Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net earnings	$ 18,420	$ 24,544
Adjustments for
Fair value adjustments	3,449	(952)
Deferred income taxes	4,476	(551)
Finance costs	69,673	68,913
Amortization of intangible assets	28,020	26,309
Depreciation of property, plant and equipment	87,851	75,498
Depreciation of right of use assets	128,101	123,512
Equity settled share-based payment	4,319	928
Other	2,928	1,033
Adjustments to reconcile profit (loss)	347,237	319,234
Changes in non-cash working capital items	5,752	(5,909)
Cash flows from (used in) operating activities	352,989	313,325
Cash flows from (used in) financing activities
Proceeds from issuance of common shares	897,014	0
Payment of share issue costs	(38,201)	0
Proceeds from issuance of senior unsecured notes	572,335	0
Increase in obligations under long-term debt	391,623	365,994
Repayment of long-term debt, principal	(544,867)	(283,790)
Repayment of obligations under property leases, principal	(111,142)	(103,888)
Repayment of obligations under vehicle and equipment leases, principal	(5,594)	(5,283)
Interest on long-term debt	(32,707)	(29,149)
Interest on property leases	(44,095)	(39,464)
Interest on vehicle and equipment leases	(730)	(1,021)
Interest received on proceeds of senior unsecured notes and equity offering	5,585	0
Dividends paid	(9,366)	(9,445)
Payment of financing costs	(12,667)	(829)
Cash flows from (used in) financing activities	1,067,188	(106,875)
Cash flows used in investing activities
Proceeds on sale of equipment and software	805	718
Equipment purchases and facility improvements	(54,306)	(77,333)
Acquisition and development of businesses (net of cash acquired)	(218,537)	(192,486)
Software purchases and licensing	(8,094)	(3,124)
Increase in other long-term assets	(139)	(368)
Proceeds on sale / leaseback agreements	53,252	64,854
Cash flows from (used in) investing activities	(227,019)	(207,739)
Effect of foreign exchange rate changes on cash	15,459	(1,225)
Net increase (decrease) in cash position	1,208,617	(2,514)
Cash, beginning of year	19,997	22,511
Cash, end of year	1,228,614	19,997
Income taxes paid	3,669	12,295
Interest paid	$ 70,716	$ 68,395